Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 78,220	$ 76,076
Short-term bank deposits	1,099	732
Marketable securities (Note 4)	11,919	14,138
Trade receivables (net of allowance for doubtful accounts of $ 3,710 and $ 3,852 at June 30, 2018 and December 31, 2017, respectively)	81,165	82,051
Other accounts receivable and prepaid expenses	10,874	8,643
Total current assets	183,277	181,640
LONG-TERM RECEIVABLES:
Severance pay fund	3,101	3,226
Deferred tax assets	3,017	2,990
Other long-term receivables	4,607	2,015
Total long-term receivables	10,725	8,231
PROPERTY AND EQUIPMENT, NET	3,191	3,468
INTANGIBLE ASSETS, NET	45,901	51,011
GOODWILL	95,897	98,189
Total assets	338,991	342,539
CURRENT LIABILITIES:
Short-term debt	9,316	9,771
Trade payables	13,026	12,185
Accrued expenses and other accounts payable	26,244	27,789
Liabilities due to acquisition activities	1,080	3,906
Deferred revenues and customer advances	9,082	5,586
Total current liabilities	58,748	59,237
LONG TERM LIABILITIES:
Long-term debt	25,491	27,814
Long-term liabilities due to acquisition activities	108	581
Deferred tax liabilities	10,937	11,331
Accrued severance pay	3,856	4,174
Total long-term liabilities	40,392	43,900
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTEREST (Note 2)	25,615	25,839
EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at June 30, 2018 and December 31, 2017; Issued and Outstanding: 44,489,203 and 44,488,578 shares at June 30, 2018 and December 31, 2017, respectively	1,040	1,040
Additional paid-in capital	183,455	183,445
Accumulated other comprehensive income (loss)	(4,212)	83
Retained earnings	29,993	25,713
Total equity attributable to Magic Software Enterprises' shareholders	210,276	210,281
Non-controlling interests	3,960	3,282
Total equity	214,236	213,563
Total liabilities, redeemable non-controlling interest and equity	$ 338,991	$ 342,539